Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net [Abstract]
Intangible assets, net

Note 8 – Intangible assets, net

Intangible assets, net consisted of the following:

	December 31, 2022	December 31, 2021

Software	$1,219,705	$513,946
Less: accumulated amortization	(364,593)	(127,436)
Intangible assets, net	$855,112	$386,510

Amortization expense was $253,748, $80,626 and $21,239 for the years ended December 31, 2022, 2021 and 2020, respectively.

The estimated amortization expenses for each of the five succeeding years is as follows:

Year ending December 31,	Amortization expense
2023	205,859
2024	171,057
2025	74,576
2026	74,576
2027	74,576
Thereafter	254,468
Total	$855,112